Initial Public Offering (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 19, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Initial Public Offering [Abstract]
Net proceeds from sale of common stock in IPO	$ 182,300
Gross proceeds from sale of common stock in IPO	132,300
Investment by Ionis	25,000	$ 0	$ 0	$ 8,689
Proceeds from sale of common stock to Novartis in a private placement	$ 50,000	$ 50,000	$ 0	$ 0
Shares issued upon conversion of Series A Convertible Preferred Stock (in shares)	28,884,540	28,884,540
Principal from line of credit converted	$ 106,000
Shares issued upon conversion of line of credit (in shares)	13,438,339	13,438,339
IPO [Member]
Initial Public Offering [Abstract]
Shares issued (in shares)	17,968,750
Private Placement [Member]
Initial Public Offering [Abstract]
Shares issued (in shares)	6,250,000